UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04847

Eclipse Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-624-6782

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2012 is filed herewith.

MainStay Balanced Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 38.3%†
	Asset-Backed Securities 0.3%
	Automobile 0.3%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 3/15/15	$300,000	$300,651
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 4/15/15	500,000	500,769
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	572,036	575,181
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 6/22/15	500,000	500,944

	Total Asset-Backed Securities (Cost $1,871,964)		1,877,545

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 11.2%
	Aerospace & Defense 0.2%
	BAE Systems PLC 3.50%, due 10/11/16 (e)	350,000	360,515
	General Dynamics Corp. 2.25%, due 7/15/16	400,000	416,183
	Raytheon Co. 1.40%, due 12/15/14	250,000	253,536
			1,030,234
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 2.30%, due 1/9/15 (e)	450,000	453,082

	Banks 2.1%
	ABN Amro Bank N.V. 4.25%, due 2/2/17 (e)	225,000	225,097
	American Express Bank FSB 6.00%, due 9/13/17	625,000	725,311
¤	Bank of America Corp.
	3.70%, due 9/1/15	500,000	495,888
	4.50%, due 4/1/15	325,000	329,784
	5.65%, due 5/1/18	1,375,000	1,406,701
	Citigroup, Inc.
	4.45%, due 1/10/17	425,000	443,129
	4.587%, due 12/15/15	340,000	357,037
	5.50%, due 10/15/14	200,000	215,188
	6.00%, due 8/15/17	550,000	602,367
	6.01%, due 1/15/15	100,000	108,625
	Goldman Sachs Group, Inc. (The)
	3.70%, due 8/1/15	200,000	203,361
	5.375%, due 3/15/20	550,000	557,946
	5.75%, due 1/24/22	250,000	259,135
	6.00%, due 6/15/20	300,000	317,051
¤	JPMorgan Chase & Co.
	4.35%, due 8/15/21	675,000	688,517
	4.50%, due 1/24/22	400,000	412,193
	5.25%, due 5/1/15	400,000	424,324
	KeyCorp 6.50%, due 5/14/13	950,000	1,008,628
	Morgan Stanley
	4.10%, due 1/26/15	425,000	426,227
	5.625%, due 9/23/19	850,000	845,820
	Wachovia Bank NA 4.80%, due 11/1/14	1,165,000	1,238,185
	Wells Fargo & Co.
	2.625%, due 12/15/16	200,000	204,169
	3.75%, due 10/1/14	1,210,000	1,282,405
			12,777,088
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	1,450,000	1,579,707
	4.375%, due 2/15/21	575,000	648,107
	PepsiCo, Inc. 3.00%, due 8/25/21	525,000	549,292
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (e)	425,000	434,151
			3,211,257
	Biotechnology 0.0%‡
	Amgen, Inc. 4.10%, due 6/15/21	225,000	238,018

	Building Materials 0.3%
	CRH America, Inc. 4.125%, due 1/15/16	250,000	252,392
	Masco Corp. 4.80%, due 6/15/15	1,200,000	1,198,163
			1,450,555
	Chemicals 0.2%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	400,000	468,629
	Ecolab, Inc.
	3.00%, due 12/8/16	300,000	317,193
	4.35%, due 12/8/21	400,000	440,923
			1,226,745
	Computers 0.3%
¤	Hewlett-Packard Co.
	2.35%, due 3/15/15	350,000	354,337
	3.30%, due 12/9/16	900,000	940,599
	4.65%, due 12/9/21	475,000	510,970
			1,805,906
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	152,576

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	1.875%, due 9/16/13	350,000	354,403
	4.65%, due 10/17/21	300,000	316,926
	6.00%, due 8/7/19	750,000	868,395
	National Rural Utilities Cooperative Finance Corp. 3.05%, due 2/15/22	225,000	227,839
			1,767,563
	Electric 1.4%
	Baltimore Gas & Electric Co. 3.50%, due 11/15/21	275,000	282,947
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,075,000	1,204,466
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	356,770
	Duke Energy Corp. 3.35%, due 4/1/15	1,125,000	1,201,677
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (e)	240,000	255,555
	Entergy Louisiana LLC 1.875%, due 12/15/14	150,000	150,950
	Florida Power Corp. 4.55%, due 4/1/20	700,000	802,319
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	1,100,000	1,112,076
	4.85%, due 6/1/21	400,000	421,326
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,265,297
	Nisource Finance Corp. 4.45%, due 12/1/21	400,000	416,005
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	507,442
	PPL Energy Supply LLC 4.60%, due 12/15/21	400,000	417,598
	Virginia Electric and Power Co. 2.95%, due 1/15/22	50,000	50,935
			8,445,363
	Environmental Controls 0.1%
	Republic Services, Inc. 3.80%, due 5/15/18	500,000	534,231

	Finance - Auto Loans 0.1%
	American Honda Finance Corp. 1.85%, due 9/19/14 (e)	600,000	606,333

	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	775,000	804,049

	Finance - Consumer Loans 0.2%
	HSBC Finance Corp. 6.375%, due 11/27/12	1,000,000	1,036,805
	John Deere Capital Corp. 5.75%, due 9/10/18	150,000	184,931
			1,221,736
	Finance - Credit Card 0.1%
	Capital One Bank USA N.A. 8.80%, due 7/15/19	500,000	604,691

	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	1,000,000	1,101,339

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	200,000	211,327

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 5.45%, due 4/10/17	300,000	347,354

	Food 0.5%
	General Mills, Inc. 3.15%, due 12/15/21	575,000	585,332
	Kellogg Co. 3.25%, due 5/21/18	300,000	316,782
	Kraft Foods, Inc. 4.125%, due 2/9/16	1,575,000	1,711,110
	Kroger Co. (The) 2.20%, due 1/15/17	325,000	328,186
			2,941,410
	Forest Products & Paper 0.1%
	International Paper Co. 4.75%, due 2/15/22	400,000	432,386

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	181,024

	Health Care - Products 0.2%
	Baxter International, Inc.
	1.85%, due 1/15/17	125,000	127,734
	5.375%, due 6/1/18	175,000	209,236
	Becton Dickinson and Co. 3.125%, due 11/8/21	600,000	624,152
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	325,000	326,364
			1,287,486
	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	955,000	1,038,123

	Insurance 0.5%
	AON Corp. 3.125%, due 5/27/16	300,000	308,104
	Lincoln National Corp. 4.85%, due 6/24/21	125,000	130,713
	Metropolitan Life Global Funding I
	2.00%, due 1/9/15 (e)	525,000	530,268
	5.125%, due 6/10/14 (e)	1,500,000	1,629,980
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	572,538
			3,171,603

	Lodging 0.3%
	Marriott International, Inc. 5.625%, due 2/15/13	450,000	468,303
¤	Wyndham Worldwide Corp. 6.00%, due 12/1/16	1,400,000	1,553,429
			2,021,732
	Media 0.4%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	300,000	313,206
	NBC Universal Media LLC
	4.375%, due 4/1/21	925,000	1,004,247
	5.15%, due 4/30/20	225,000	257,711
	Scripps Networks Interactive, Inc. 2.70%, due 12/15/16	400,000	407,114
	Time Warner Cable, Inc.
	4.00%, due 9/1/21	175,000	183,023
	6.75%, due 7/1/18	325,000	393,670
			2,558,971
	Mining 0.1%
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	550,000	576,898

	Miscellaneous - Manufacturing 0.0%‡
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	200,000	199,592

	Oil & Gas 0.1%
	Occidental Petroleum Corp. 1.75%, due 2/15/17	475,000	483,261

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	775,000	838,609

	Pharmaceuticals 0.1%
	AmerisourceBergen Corp. 3.50%, due 11/15/21	225,000	238,406
	Aristotle Holding, Inc. 2.75%, due 11/21/14 (e)	550,000	561,638
			800,044
	Pipelines 0.3%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	500,000	528,013
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	1,030,806
			1,558,819
	Real Estate Investment Trusts 0.7%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,275,000	1,332,889
	DDR Corp. 4.75%, due 4/15/18	800,000	805,885
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	637,922
	ProLogis, L.P. 6.625%, due 5/15/18	1,300,000	1,463,770
			4,240,466
	Retail 0.2%
	Home Depot, Inc. (The)
	4.40%, due 4/1/21	500,000	573,634
	5.25%, due 12/16/13	500,000	543,458
			1,117,092
	Telecommunications 0.9%
¤	AT&T, Inc.
	2.40%, due 8/15/16	475,000	492,798
	2.95%, due 5/15/16	975,000	1,032,968
	3.875%, due 8/15/21	1,200,000	1,288,136
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	900,000	983,120
	CenturyLink, Inc. 6.45%, due 6/15/21	300,000	316,041
	Verizon Communications, Inc. 4.60%, due 4/1/21	1,300,000	1,476,188
			5,589,251
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	459,374

	Total Corporate Bonds (Cost $63,511,948)		67,485,588

	Foreign Government Bonds 0.3%
	Regional (State & Province) 0.3%
	Province of Manitoba Canada 2.625%, due 7/15/15	200,000	211,047
	Province of Ontario 2.30%, due 5/10/16	1,200,000	1,249,110
			1,460,157
	Sovereign 0.0%‡
	Poland Government International Bond 5.00%, due 3/23/22	150,000	152,100

	Total Foreign Government Bonds (Cost $1,585,549)		1,612,257

	Medium Term Notes 0.2%
	Consumer Loans 0.0%‡
	John Deere Capital Corp. 1.25%, due 12/2/14	150,000	152,058

	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 1.30%, due 1/15/17	475,000	477,481

	Finance - Auto Loans 0.0%‡
	Toyota Motor Credit Corp. 2.00%, due 9/15/16	450,000	457,755

	Insurance 0.1%
	Prudential Financial, Inc. 4.50%, due 11/16/21	450,000	474,616

	Total Medium Term Notes (Cost $1,517,970)		1,561,910

	U.S. Government & Federal Agencies 22.8%
¤	Federal Home Loan Bank 0.6%
	1.375%, due 5/28/14	1,000,000	1,024,047
	5.50%, due 8/13/14	2,000,000	2,254,822
			3,278,869
¤	Federal Home Loan Mortgage Corporation 1.2%
	0.75%, due 11/25/14	2,800,000	2,817,271
	1.00%, due 3/8/17	1,000,000	995,932
	1.75%, due 9/10/15	1,000,000	1,039,941
	2.00%, due 8/25/16	2,350,000	2,458,612
			7,311,756
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.2%
	4.00%, due 3/1/39 TBA (f)	1,100,000	1,156,891

¤	Federal National Mortgage Association 1.5%
	0.60%, due 10/25/13	1,100,000	1,100,883
	0.75%, due 12/19/14	1,400,000	1,412,986
	0.85%, due 10/24/14	1,100,000	1,102,273
	1.375%, due 11/15/16	4,400,000	4,494,204
	2.75%, due 3/13/14	1,000,000	1,047,322
			9,157,668
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
	3.50%, due 11/1/24 TBA (f)	1,600,000	1,683,500
	3.50%, due 5/1/40 TBA (f)	2,700,000	2,797,453
	4.00%, due 4/1/39 TBA (f)	1,500,000	1,581,562
			6,062,515
¤	United States Treasury Notes 18.3%
	0.125%, due 12/31/13	2,700,000	2,695,359
	0.25%, due 11/30/13	7,800,000	7,804,875
	0.25%, due 12/15/14	3,500,000	3,495,898
	0.25%, due 1/15/15	5,300,000	5,292,548
	0.375%, due 11/15/14	1,790,000	1,794,475
	0.75%, due 3/31/13	1,000,000	1,006,758
	0.75%, due 8/15/13	12,800,000	12,908,006
	0.75%, due 6/15/14	8,400,000	8,499,750
	0.875%, due 12/31/16	20,960,000	21,145,035
	0.875%, due 1/31/17	2,700,000	2,721,727
	1.00%, due 1/15/14	12,233,000	12,417,449
	1.25%, due 9/30/15	3,250,000	3,348,514
	1.375%, due 9/30/18	1,760,000	1,784,337
	1.50%, due 8/31/18	8,300,000	8,489,995
	2.00%, due 11/15/21	2,075,000	2,111,313
	2.25%, due 7/31/18	13,055,000	13,986,187
			109,502,226
	Total U.S. Government & Federal Agencies (Cost $134,667,272)		136,469,925

	Yankee Bonds 3.5% (g)
	Banks 1.8%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	175,000	169,807
	Bank of Montreal 1.95%, due 1/30/17 (e)	800,000	813,101
	Bank of Nova Scotia 1.95%, due 1/30/17 (e)	725,000	736,872
	BNP Paribas S.A. 3.60%, due 2/23/16	550,000	546,132
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375%, due 1/19/17	250,000	257,304
	Credit Suisse/New York NY 5.30%, due 8/13/19	600,000	643,251
	Deutsche Bank A.G. 4.875%, due 5/20/13	1,000,000	1,035,051
	European Investment Bank 0.875%, due 12/15/14	900,000	894,675
	HSBC Bank PLC 3.50%, due 6/28/15 (e)	900,000	933,703
	Korea Development Bank 3.875%, due 5/4/17	400,000	404,994
	Landwirtschaftliche Rentenbank 2.50%, due 2/15/16	350,000	366,861
	National Bank of Canada 2.20%, due 10/19/16 (e)	250,000	256,424
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (e)	1,400,000	1,442,760
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (e)	600,000	631,374
	UBS A.G./London 1.875%, due 1/23/15 (e)	450,000	448,358
	UBS A.G./Stamford CT 2.25%, due 1/28/14	1,150,000	1,143,380
			10,724,047
	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 3.25%, due 12/1/17	350,000	377,530

	Electric 0.1%
	Hydro Quebec 2.00%, due 6/30/16	550,000	564,985

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (e)	400,000	385,999

	Iron & Steel 0.0%‡
	ArcelorMittal 3.75%, due 3/1/16	225,000	226,171

	Media 0.0%‡
	Thomson Reuters Corp. 5.70%, due 10/1/14	200,000	222,000

	Mining 0.3%
	Barrick Gold Corp. 1.75%, due 5/30/14	200,000	203,535
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	750,000	767,848
	Rio Tinto Finance USA, Ltd. 2.25%, due 9/20/16	450,000	465,837
	Teck Resources, Ltd. 3.15%, due 1/15/17	200,000	207,615
			1,644,835
	Miscellaneous - Manufacturing 0.1%
	Ingersoll-Rand Global Holding Co., Ltd. 6.00%, due 8/15/13	750,000	801,333

	Oil & Gas 0.3%
	BP Capital Markets PLC 3.561%, due 11/1/21	575,000	607,846
	Canadian Natural Resources, Ltd. 1.45%, due 11/14/14	300,000	305,276
	Petroleos Mexicanos 4.875%, due 3/15/15	800,000	852,000
	Statoil ASA 3.125%, due 8/17/17	375,000	404,554
			2,169,676
	Pharmaceuticals 0.3%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	597,370
	Sanofi S.A
	2.625%, due 3/29/16	250,000	263,865
	4.00%, due 3/29/21	475,000	531,981
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	300,000	310,541
			1,703,757
	Telecommunications 0.3%
	America Movil SAB de C.V. 2.375%, due 9/8/16	325,000	329,165
	British Telecommunications PLC 5.15%, due 1/15/13	175,000	181,866
	France Telecom S.A. 2.75%, due 9/14/16	325,000	334,803
	Telefonica Emisiones SAU
	3.729%, due 4/27/15	250,000	248,717
	5.134%, due 4/27/20	175,000	170,744
	Vodafone Group PLC 5.625%, due 2/27/17	350,000	414,342
			1,679,637
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	401,855

	Total Yankee Bonds (Cost $20,364,226)		20,901,825

	Total Long-Term Bonds (Cost $223,532,254)		229,909,068

		Shares	Value
	Common Stocks 60.7%
	Aerospace & Defense 1.6%
	Alliant Techsystems, Inc.	5,851	347,608
	BE Aerospace, Inc. (h)	949	40,048
	Boeing Co. (The)	14,713	1,091,410
	Exelis, Inc.	36,671	366,343
	General Dynamics Corp.	17,790	1,230,356
	Goodrich Corp.	3,566	444,859
	Huntington Ingalls Industries, Inc. (h)	4,478	168,731
	L-3 Communications Holdings, Inc.	6,304	445,945
	Lockheed Martin Corp.	15,425	1,269,786
	Northrop Grumman Corp.	24,213	1,405,565
	Raytheon Co.	25,499	1,223,697
	United Technologies Corp.	16,434	1,287,604
			9,321,952
	Agriculture 0.9%
	Altria Group, Inc.	44,390	1,260,676
	Archer-Daniels-Midland Co.	37,134	1,063,147
	Lorillard, Inc.	6,521	700,290
	Philip Morris International, Inc.	18,804	1,405,975
	Reynolds American, Inc.	27,653	1,084,827
			5,514,915
	Airlines 0.3%
	Copa Holdings S.A. Class A	3,358	228,814
	Southwest Airlines Co.	60,534	579,916
	United Continental Holdings, Inc. (h)	31,818	734,996
			1,543,726
	Apparel 0.0%‡
	VF Corp.	308	40,499

	Auto Manufacturers 0.5%
	Ford Motor Co.	112,301	1,394,779
	General Motors Co. (h)	51,465	1,236,189
	Oshkosh Corp. (h)	26,179	635,626
			3,266,594
	Auto Parts & Equipment 0.5%
	Johnson Controls, Inc.	34,988	1,111,569
	Lear Corp.	37,158	1,556,920
	TRW Automotive Holdings Corp. (h)	1,066	39,996
			2,708,485
	Banks 4.5%
	Associated Banc-Corp.	1,117	13,918
¤	Bank of America Corp.	196,759	1,402,892
	Bank of New York Mellon Corp. (The)	71,817	1,445,676
	BB&T Corp.	47,049	1,279,262
	Capital One Financial Corp.	24,295	1,111,496
	Citigroup, Inc.	36,474	1,120,481
	Comerica, Inc.	21,126	584,556
	Cullen/Frost Bankers, Inc.	11,063	615,877
	East West Bancorp, Inc.	53,202	1,168,316
	Fifth Third Bancorp	62,193	809,131
	First Citizens BancShares, Inc. Class A	4,220	744,492
	Goldman Sachs Group, Inc. (The)	10,206	1,137,663
	Huntington Bancshares, Inc.	274,533	1,567,583
¤	JPMorgan Chase & Co.	38,312	1,429,038
	KeyCorp	188,323	1,463,270
	Morgan Stanley	60,885	1,135,505
	Northern Trust Corp.	30,441	1,254,474
	PNC Financial Services Group, Inc.	21,599	1,272,613
	Regions Financial Corp.	267,139	1,394,466
	State Street Corp.	37,037	1,451,110
	TCF Financial Corp.	91,682	920,487
	U.S. Bancorp	45,780	1,291,912
	Wells Fargo & Co.	49,443	1,444,230
	Zions Bancorp	40,057	674,560
			26,733,008
	Beverages 0.3%
	Beam, Inc.	1,800	94,158
	Coca-Cola Enterprises, Inc.	18,323	490,873
	Constellation Brands, Inc. Class A (h)	70,302	1,469,312
			2,054,343
	Biotechnology 0.3%
	Amgen, Inc.	21,097	1,432,697
	Bio-Rad Laboratories, Inc. Class A (h)	1,833	186,160
			1,618,857
	Building Materials 0.2%
	Fortune Brands Home & Security, Inc. (h)	56,424	1,047,794

	Chemicals 0.6%
	Camden Property Trust	2,445	157,702
	CF Industries Holdings, Inc.	3,330	590,675
	Dow Chemical Co. (The)	33,166	1,111,393
	LyondellBasell Industries, N.V., Class A	31,575	1,360,882
	Rockwood Holdings, Inc. (h)	2,021	102,061
			3,322,713
	Coal 0.1%
	Alpha Natural Resources, Inc. (h)	5,748	115,650
	Arch Coal, Inc.	30,129	434,761
			550,411
	Commercial Services 1.6%
	Aaron's, Inc.	30,751	818,284
	Booz Allen Hamilton Holding Corp. (h)	17,627	310,235
	Career Education Corp. (h)	34,664	350,453
	Corrections Corp. of America (h)	57,776	1,359,469
	DeVry, Inc.	10,231	386,323
	Education Management Corp. (h)	19,194	490,023
	Monster Worldwide, Inc. (h)	76,616	551,635
	Quanta Services, Inc. (h)	39,985	863,676
	R.R. Donnelley & Sons Co.	6,395	72,647
	SAIC, Inc. (h)	34,794	447,451
	Total System Services, Inc.	68,974	1,478,803
	Towers Watson & Co. Class A	21,321	1,274,996
	Visa, Inc. Class A	12,613	1,269,372
			9,673,367
	Computers 1.6%
	Brocade Communications Systems, Inc. (h)	113,297	635,596
	Computer Sciences Corp.	12,880	332,691
	Dell, Inc. (h)	86,060	1,482,814
	DST Systems, Inc.	17,877	872,576
¤	Hewlett-Packard Co.	51,316	1,435,822
	Lexmark International, Inc. Class A	28,901	1,008,645
	SanDisk Corp. (h)	27,189	1,247,431
	Synopsys, Inc. (h)	52,060	1,519,111
	Western Digital Corp. (h)	33,732	1,226,158
			9,760,844
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	13,926	1,263,367
	Procter & Gamble Co. (The)	17,100	1,077,984
			2,341,351
	Distribution & Wholesale 0.2%
	Genuine Parts Co.	3,421	218,191
	Ingram Micro, Inc. Class A (h)	58,817	1,116,347
	WESCO International, Inc. (h)	68	4,276
			1,338,814
	Electric 5.3%
	AES Corp. (The) (h)	115,356	1,471,942
	Alliant Energy Corp.	36,320	1,539,605
	Ameren Corp.	57,783	1,828,254
	American Electric Power Co., Inc.	30,818	1,219,160
	CMS Energy Corp.	6,032	131,679
	Consolidated Edison, Inc.	47,254	2,786,096
	Constellation Energy Group, Inc.	55,366	2,016,983
	Dominion Resources, Inc.	21,791	1,090,422
	DTE Energy Co.	37,019	1,969,781
	Duke Energy Corp.	48,722	1,038,266
	Edison International	17,945	736,463
	Entergy Corp.	3,375	234,157
	Exelon Corp.	24,297	966,535
	FirstEnergy Corp.	25,938	1,095,102
	Hawaiian Electric Industries, Inc.	11,691	303,381
	Integrys Energy Group, Inc.	2,969	154,121
	MDU Resources Group, Inc.	17,229	368,356
	N.V. Energy, Inc.	89,150	1,444,230
	NextEra Energy, Inc.	18,569	1,111,355
	Northeast Utilities	15,993	555,757
	NRG Energy, Inc. (h)	1,411	23,818
	NSTAR	16,961	762,058
	OGE Energy Corp.	1,179	62,322
	Pepco Holdings, Inc.	12,033	236,569
	PG&E Corp.	26,856	1,091,965
	Pinnacle West Capital Corp.	23,111	1,092,226
	PPL Corp.	20,094	558,412
	Progress Energy, Inc.	14,365	780,450
	Public Service Enterprise Group, Inc.	40,867	1,239,905
	Southern Co.	24,449	1,113,896
	TECO Energy, Inc.	15,849	286,074
	Wisconsin Energy Corp.	2,853	97,002
	Xcel Energy, Inc.	77,614	2,064,532
			31,470,874
	Electronics 0.8%
	Garmin, Ltd.	36,820	1,535,394
	Jabil Circuit, Inc.	50,365	1,141,271
	Tech Data Corp. (h)	11,189	580,933
	Thermo Fisher Scientific, Inc. (h)	21,183	1,120,581
	Vishay Intertechnology, Inc. (h)	38,154	468,531
			4,846,710
	Engineering & Construction 0.4%
	Chicago Bridge & Iron Co. N.V	11,519	490,479
	Shaw Group, Inc. (The) (h)	23,700	643,218
	URS Corp. (h)	33,379	1,373,546
			2,507,243
	Entertainment 0.2%
	International Game Technology	2,230	35,524
	Penn National Gaming, Inc. (h)	34,206	1,400,393
			1,435,917
	Environmental Controls 0.4%
	Republic Services, Inc.	28,287	828,244
	Waste Management, Inc.	41,357	1,437,569
			2,265,813
	Finance - Credit Card 0.5%
	American Express Co.	28,737	1,440,873
	Discover Financial Services	55,753	1,515,367
			2,956,240
	Finance - Investment Banker/Broker 0.2%
	Interactive Brokers Group, Inc.	20,580	311,170
	Raymond James Financial, Inc.	21,187	741,545
			1,052,715
	Finance - Other Services 0.4%
	CME Group, Inc.	4,608	1,103,662
	NASDAQ OMX Group, Inc. (The) (h)	31,377	777,522
	NYSE Euronext	20,274	538,477
			2,419,661
	Food 2.0%
	Campbell Soup Co.	1,280	40,576
	ConAgra Foods, Inc.	76,544	2,041,429
	Dean Foods Co. (h)	114,341	1,230,309
	General Mills, Inc.	27,435	1,092,736
	Kellogg Co.	22,166	1,097,660
	Kraft Foods, Inc. Class A	28,706	1,099,440
	Kroger Co. (The)	58,458	1,388,962
	Ralcorp Holdings, Inc. (h)	5,281	461,823
	Safeway, Inc.	20,514	450,898
	Smithfield Foods, Inc. (h)	62,007	1,384,616
	SUPERVALU, Inc.	50,465	348,713
	Tyson Foods, Inc. Class A	84,814	1,580,933
			12,218,095
	Forest Products & Paper 0.5%
	Domtar Corp.	16,549	1,429,503
	International Paper Co.	38,688	1,204,744
	Plum Creek Timber Co., Inc.	2,462	95,476
			2,729,723
	Gas 0.7%
	AGL Resources, Inc.	484	20,091
	Atmos Energy Corp.	39,338	1,274,945
	CenterPoint Energy, Inc.	94,843	1,751,750
	NiSource, Inc.	24,364	553,794
	Sempra Energy	4,625	263,162
	Vectren Corp.	18,042	515,821
			4,379,563
	Hand & Machine Tools 0.0%‡
	Lincoln Electric Holdings, Inc.	230	9,878
	Stanley Black & Decker, Inc.	1,356	95,164
			105,042
	Health Care - Products 1.3%
	Alere, Inc. (h)	5,165	124,735
	Baxter International, Inc.	22,860	1,268,273
	Boston Scientific Corp. (h)	201,424	1,200,487
	Cooper Cos., Inc. (The)	10,642	767,714
	Covidien PLC	21,604	1,112,606
	Hill-Rom Holdings, Inc.	787	25,979
	Johnson & Johnson	16,865	1,111,572
	Medtronic, Inc.	28,102	1,083,894
	Zimmer Holdings, Inc. (h)	22,271	1,352,963
			8,048,223
	Health Care - Services 2.2%
	Aetna, Inc.	33,708	1,473,040
	AMERIGROUP Corp. (h)	18,223	1,239,346
	CIGNA Corp.	4,084	183,086
	Community Health Systems, Inc. (h)	52,427	980,385
	Coventry Health Care, Inc. (h)	47,779	1,436,714
	HCA Holdings, Inc. (h)	48,263	1,179,548
	Health Net, Inc. (h)	19,053	719,060
	Humana, Inc.	20,909	1,861,319
	LifePoint Hospitals, Inc. (h)	28,435	1,142,803
	Tenet Healthcare Corp. (h)	6,817	36,062
	UnitedHealth Group, Inc.	28,526	1,477,361
	WellPoint, Inc.	22,338	1,436,780
			13,165,504
	Holding Company - Diversified 0.0%‡
	Leucadia National Corp.	2,611	72,481

	Home Furnishing 0.1%
	Harman International Industries, Inc.	7,033	296,793

	Household Products & Wares 0.5%
	Church & Dwight Co., Inc.	11,683	530,058
	Clorox Co. (The)	19,664	1,350,130
	Kimberly-Clark Corp.	17,674	1,264,751
			3,144,939
	Insurance 5.5%
	ACE, Ltd.	17,855	1,242,708
	Aflac, Inc.	29,445	1,420,132
	Allied World Assurance Co. Holdings, Ltd.	21,328	1,312,312
	Allstate Corp. (The)	38,013	1,096,675
	American Financial Group, Inc.	32,683	1,198,486
	American International Group, Inc. (h)	44,077	1,106,773
	American National Insurance Co.	3,471	252,862
	AON Corp.	10,390	503,188
	Arch Capital Group, Ltd. (h)	42,815	1,543,481
	Arthur J. Gallagher & Co.	11,395	379,909
	Assured Guaranty, Ltd.	42,844	664,510
	Berkshire Hathaway, Inc. Class B (h)	13,910	1,090,127
	Chubb Corp. (The)	18,084	1,219,042
	CNA Financial Corp.	18,165	500,082
	Endurance Specialty Holdings, Ltd.	22,551	843,407
	Fidelity National Financial, Inc. Class A	86,261	1,569,088
	Hartford Financial Services Group, Inc. (The)	65,516	1,147,840
	Kemper Corp.	15,011	446,877
	Lincoln National Corp.	62,140	1,338,496
	Loews Corp.	29,199	1,089,415
	Marsh & McLennan Cos., Inc.	20,669	652,934
	Mercury General Corp.	9,035	394,830
	MetLife, Inc.	36,875	1,302,794
	Principal Financial Group, Inc.	72,056	1,967,849
	Progressive Corp. (The)	35,938	728,823
	Protective Life Corp.	36,186	905,012
	Prudential Financial, Inc.	25,837	1,478,910
	Reinsurance Group of America, Inc.	26,875	1,464,419
	StanCorp Financial Group, Inc.	33,321	1,288,190
	Torchmark Corp.	1,492	68,140
	Travelers Cos., Inc. (The)	24,468	1,426,484
	Unum Group	32,722	747,043
	W.R. Berkley Corp.	7,463	255,757
	XL Group PLC	17,997	364,799
			33,011,394
	Internet 1.2%
	AOL, Inc. (h)	56,832	921,247
	eBay, Inc. (h)	40,120	1,267,792
	Expedia, Inc.	15,503	501,832
	IAC/InterActiveCorp	33,285	1,433,585
	Liberty Interactive Corp. (h)	119,952	2,053,578
	Yahoo!, Inc. (h)	71,352	1,103,815
			7,281,849
	Investment Company 0.1%
	American Capital Ltd. (h)	82,236	675,980

	Investment Management/Advisory Services 0.3%
	Ameriprise Financial, Inc.	2,100	112,455
	BlackRock, Inc.	5,898	1,073,436
	Janus Capital Group, Inc.	51,291	403,660
			1,589,551
	Iron & Steel 0.5%
	Nucor Corp.	46,537	2,070,431
	Steel Dynamics, Inc.	45,908	732,233
			2,802,664
	Leisure Time 0.2%
	Carnival Corp.	47,123	1,423,115
	WMS Industries, Inc. (h)	2,336	51,135
			1,474,250
	Lodging 0.3%
¤	Wyndham Worldwide Corp.	43,843	1,743,198

	Machinery - Diversified 0.3%
	AGCO Corp. (h)	23,895	1,216,972
	Navistar International Corp. (h)	574	24,849
	Xylem, Inc.	32,607	844,847
			2,086,668
	Media 2.1%
	CBS Corp. Class B	44,297	1,261,578
	Comcast Corp. Class A	54,592	1,451,601
	DISH Network Corp. Class A	38,489	1,074,613
	Gannett Co., Inc.	77,257	1,094,732
	Interpublic Group of Cos., Inc. (The)	138,810	1,433,907
	McGraw-Hill Cos., Inc. (The)	2,774	127,604
	News Corp. Class A	76,320	1,437,106
	Regal Entertainment Group Class A	64,886	807,831
	Thomson Reuters Corp.	45,566	1,252,609
	Time Warner, Inc.	33,506	1,241,732
	Walt Disney Co. (The)	28,160	1,095,424
	Washington Post Co. Class B	1,491	564,657
			12,843,394
	Metal Fabricate & Hardware 0.0%‡
	Commercial Metals Co.	5,502	78,899

	Mining 0.4%
	Alcoa, Inc.	106,959	1,086,703
	Newmont Mining Corp.	23,760	1,460,765
			2,547,468
	Miscellaneous - Manufacturing 1.2%
	3M Co.	14,525	1,259,463
	General Electric Co.	58,106	1,087,163
	Harsco Corp.	14,495	322,224
	Illinois Tool Works, Inc.	20,903	1,108,486
	Ingersoll-Rand PLC	78	2,725
	ITT Corp.	11,750	255,445
	Leggett & Platt, Inc.	3,775	81,011
	SPX Corp.	8,631	600,977
	Textron, Inc.	33,599	856,103
	Tyco International, Ltd.	29,152	1,485,294
			7,058,891
	Office Equipment/Supplies 0.0%‡
	Xerox Corp.	6,272	48,608

	Oil & Gas 4.1%
	Anadarko Petroleum Corp.	16,041	1,294,830
	Apache Corp.	12,993	1,284,748
	Chesapeake Energy Corp.	50,598	1,069,136
	Chevron Corp.	13,474	1,388,900
	Cimarex Energy Co.	525	30,649
	ConocoPhillips	20,657	1,409,014
	Denbury Resources, Inc. (h)	11,129	209,893
	Devon Energy Corp.	17,095	1,090,832
	Diamond Offshore Drilling, Inc.	15,418	960,541
	ExxonMobil Corp.	14,661	1,227,712
	Helmerich & Payne, Inc.	607	37,458
	Hess Corp.	23,135	1,302,500
	Marathon Oil Corp.	45,540	1,429,501
	Marathon Petroleum Corp.	38,292	1,463,520
	Murphy Oil Corp.	30,424	1,813,270
	Nabors Industries, Ltd. (h)	44,406	826,840
	Newfield Exploration Co. (h)	2,526	95,508
	Noble Energy, Inc.	4,419	444,861
	Occidental Petroleum Corp.	12,697	1,266,780
	Patterson-UTI Energy, Inc.	40,888	771,557
	Plains Exploration & Production Co. (h)	23,527	887,438
	QEP Resources, Inc.	1,215	34,798
	Tesoro Corp. (h)	29,039	726,846
	Unit Corp. (h)	15,922	720,470
	Valero Energy Corp.	73,055	1,752,589
	WPX Energy, Inc. (h)	70,624	1,163,884
			24,704,075
	Oil & Gas Services 0.4%
	Baker Hughes, Inc.	23,037	1,131,808
	National-Oilwell Varco, Inc.	16,741	1,238,499
			2,370,307
	Packaging & Containers 0.2%
	Packaging Corp. of America	254	7,148
	Sealed Air Corp.	46,960	935,913
	Temple-Inland, Inc.	8,023	255,853
			1,198,914
	Pharmaceuticals 1.8%
	Abbott Laboratories	23,186	1,255,522
	Bristol-Myers Squibb Co.	39,169	1,262,809
	Cardinal Health, Inc.	34,100	1,467,323
	Eli Lilly & Co.	36,418	1,447,251
	Forest Laboratories, Inc. (h)	37,105	1,179,197
	Mead Johnson Nutrition Co.	1,565	115,951
	Merck & Co., Inc.	32,805	1,255,119
	Omnicare, Inc.	43,581	1,430,764
	Pfizer, Inc.	58,817	1,258,684
	Warner Chilcott PLC Class A (h)	15,730	265,365
	Watson Pharmaceuticals, Inc. (h)	2,479	145,344
			11,083,329
	Pipelines 0.7%
	Kinder Morgan, Inc./Delaware	38,739	1,257,856
	ONEOK, Inc.	7,202	598,918
	Spectra Energy Corp.	30,294	953,958
	Williams Cos., Inc.	44,066	1,269,982
			4,080,714
	Real Estate Investment Trusts 3.5%
	Alexandria Real Estate Equities, Inc.	486	35,191
	American Capital Agency Corp.	16,275	477,183
	Annaly Capital Management, Inc.	159,521	2,686,334
	AvalonBay Communities, Inc.	3,304	449,377
	Boston Properties, Inc.	392	40,787
	DDR Corp.	22,538	312,377
	Douglas Emmett, Inc.	36,323	759,514
	Duke Realty Corp.	96,312	1,289,618
	Equity Residential	31,656	1,885,115
	Essex Property Trust, Inc.	713	102,672
	Federal Realty Investment Trust	4,270	403,344
	General Growth Properties, Inc.	653	10,304
	HCP, Inc.	45,668	1,919,426
	Health Care REIT, Inc.	14,318	819,133
	Hospitality Properties Trust	58,211	1,410,452
	Host Hotels & Resorts, Inc.	90,509	1,486,158
	Liberty Property Trust	10,775	358,700
	Piedmont Office Realty Trust, Inc. Class A	2,916	54,004
	ProLogis, Inc.	10,537	334,128
	Public Storage	9,309	1,292,648
	Realty Income Corp.	533	19,401
	Simon Property Group, Inc.	9,317	1,265,808
	Taubman Centers, Inc.	22,362	1,498,925
	UDR, Inc.	18,045	469,531
	Ventas, Inc.	4,448	259,363
	Vornado Realty Trust	2,728	220,641
	Weingarten Realty Investors	40,679	987,279
			20,847,413
	Retail 3.4%
	American Eagle Outfitters, Inc.	14,135	199,162
	Best Buy Co., Inc.	44,256	1,059,931
	Big Lots, Inc. (h)	20,060	792,169
	Brinker International, Inc.	9,443	244,101
	Chico's FAS, Inc.	54,467	623,102
	CVS Caremark Corp.	34,052	1,421,671
	Dillard's, Inc. Class A	25,351	1,121,782
	DSW, Inc. Class A	2,607	130,272
	Foot Locker, Inc.	59,054	1,549,577
	GameStop Corp. Class A (h)	28,985	677,090
	Gap, Inc. (The)	62,658	1,189,249
	Home Depot, Inc. (The)	31,953	1,418,394
	J.C. Penney Co., Inc.	16,877	701,239
	Kohl's Corp.	30,921	1,422,057
	Lowe's Cos., Inc.	53,296	1,429,932
	Macy's, Inc.	10,184	343,099
	PVH Corp.	2,231	172,211
	RadioShack Corp.	46,326	332,621
	Staples, Inc.	14,715	215,280
	Target Corp.	28,442	1,445,138
	Wal-Mart Stores, Inc.	20,866	1,280,338
	Walgreen Co.	37,069	1,236,622
	Wendy's Co. (The)	234,727	1,100,870
	Williams-Sonoma, Inc.	5,204	186,615
			20,292,522
	Savings & Loans 0.3%
	BankUnited, Inc.	447	10,241
	New York Community Bancorp, Inc.	78,951	1,001,888
	People's United Financial, Inc.	4,430	54,622
	Washington Federal, Inc.	43,751	689,516
			1,756,267
	Semiconductors 1.5%
	Applied Materials, Inc.	115,834	1,422,442
	Fairchild Semiconductor International, Inc. (h)	12,714	177,742
	Intel Corp.	53,695	1,418,622
	KLA-Tencor Corp.	11,953	611,157
	Marvell Technology Group, Ltd. (h)	97,599	1,515,712
	Micron Technology, Inc. (h)	197,595	1,499,746
	Novellus Systems, Inc. (h)	16,763	790,375
	QLogic Corp. (h)	71	1,230
	Teradyne, Inc. (h)	22,992	375,919
	Texas Instruments, Inc.	34,243	1,108,788
			8,921,733
	Software 0.2%
	Activision Blizzard, Inc.	87,141	1,075,320
	CA, Inc.	791	20,392
			1,095,712
	Telecommunications 2.1%
	Amdocs, Ltd. (h)	15,352	451,963
¤	AT&T, Inc.	43,199	1,270,483
	CenturyLink, Inc.	29,827	1,104,494
	Cisco Systems, Inc.	72,432	1,421,840
	Corning, Inc.	87,459	1,125,597
	EchoStar Corp. Class A (h)	14,796	388,099
	Frontier Communications Corp.	109,089	466,901
	Motorola Mobility Holdings, Inc. (h)	13,084	505,435
	Motorola Solutions, Inc.	28,065	1,302,497
	NII Holdings, Inc. (h)	3,654	73,482
	Sprint Nextel Corp. (h)	661,912	1,403,253
	T.W. telecom, Inc. (h)	21,798	439,230
	Telephone & Data Systems, Inc.	50,505	1,328,281
	Verizon Communications, Inc.	38,466	1,448,630
	Windstream Corp.	7,304	88,159
			12,818,344
	Textiles 0.1%
	Cintas Corp.	9,477	351,123

	Transportation 1.2%
	Con-way, Inc.	40,124	1,273,536
	FedEx Corp.	15,487	1,416,906
	Kirby Corp. (h)	9,446	630,710
	Norfolk Southern Corp.	16,992	1,226,822
	Ryder System, Inc.	21,701	1,221,332
	Union Pacific Corp.	11,191	1,279,243
			7,048,549
	Total Common Stocks (Cost $332,673,174)		363,765,025

	Exchange Traded Funds 0.6% (i)
	S&P 500 Index - SPDR Trust Series 1	8,168	1,071,723
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	13,791	2,344,470

	Total Exchange Traded Funds (Cost $3,311,553)		3,416,193

		Principal Amount	Value
	Short-Term Investments 1.5%
	Other Commercial Paper 1.4%
	Coca-Cola Co. (The) 0.04%, due 2/16/12 (e)	$1,200,000	1,199,980
	Henkel Corp. 0.12%, due 2/13/12 (e)	500,000	499,980
	Oglethorpe Power Corp. 0.12%, due 2/9/12 (e)	2,000,000	1,999,946
	PepsiCo, Inc. 0.04%, due 2/16/12 (e)	2,000,000	1,999,967
	Southern Co. Funding Corp. 0.15%, due 2/1/12 (e)	2,900,000	2,900,000

	Total Other Commercial Paper (Cost $8,599,873)		8,599,873

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $427,688 (Collateralized by Federal National Mortgage Association securities with rates from 0.75%-0.87% and maturity dates from 9/8/14- 11/25/14, with a Principal Amount of $445,000 and a Market Value of $447,145)	427,688	427,688

	Total Repurchase Agreement (Cost $427,688)		427,688

	Total Short-Term Investments (Cost $9,027,561)		9,027,561

	Total Investments (Cost $568,544,542) (j)	101.1%	606,117,847
	Other Assets, Less Liabilities	(1.1)	(6,716,688)
	Net Assets	100.0%	$599,401,159

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Restricted security.
(c)	Illiquid security. The total market value of this security at January 31, 2012 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Fair valued security. The total market value of this security at January 31, 2012 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2012 is $7,219,406, which represents 1.2% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	At January 31, 2012, cost is $574,720,339 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$45,215,390
	Gross unrealized depreciation	(13,817,882)
	Net unrealized appreciation	$31,397,508

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,877,545	$—	$1,877,545
Convertible Bond (b)	—	—	18	18
Corporate Bonds	—	67,485,588	—	67,485,588
Foreign Government Bonds	—	1,612,257	—	1,612,257
Medium Term Notes	—	1,561,910	—	1,561,910
U.S. Government & Federal Agencies	—	136,469,925	—	136,469,925
Yankee Bonds	—	20,901,825	—	20,901,825
Total Long-Term Bonds	—	229,909,050	18	229,909,068
Common Stocks	363,765,025	—	—	363,765,025
Exchange Traded Funds	3,416,193	—	—	3,416,193
Short-Term Investments
Other Commercial Paper	—	8,599,873	—	8,599,873
Repurchase Agreement	—	427,688	—	427,688
Total Short-Term Investments	—	9,027,561	—	9,027,561
Total Investments in Securities	$367,181,218	$238,936,611	$18	$606,117,847

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The Level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Convertible Bond
Internet	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-
Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

As of January 31, 2012, the Fund held the following restricted security:

	Date of	Principal		1/31/12	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay U.S. Small Cap Fund
Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 92.2% †
	Aerospace & Defense 4.5%
	Curtiss-Wright Corp.	174,100	$6,504,376
	Esterline Technologies Corp. (a)	98,550	6,026,332
	Hexcel Corp. (a)	230,250	5,772,368
			18,303,076
	Auto Components 3.3%
	Dana Holding Corp. (a)	335,700	4,985,145
	Tenneco, Inc. (a)	149,650	4,803,765
	Visteon Corp. (a)	75,500	3,624,000
			13,412,910
	Biotechnology 2.3%
¤	Alkermes PLC (a)	511,685	9,624,795

	Building Products 2.8%
	Armstrong World Industries, Inc. (a)	116,700	5,449,890
	Masco Corp.	195,750	2,362,702
	Simpson Manufacturing Co., Inc.	110,550	3,579,609
			11,392,201
	Capital Markets 0.8%
	Waddell & Reed Financial, Inc. Class A	120,150	3,298,118

	Chemicals 2.6%
	Chemtura Corp. (a)	349,150	4,905,557
	Methanex Corp.	212,350	5,771,673
			10,677,230
	Commercial Banks 4.1%
	Bank of Hawaii Corp.	141,800	6,483,096
	Investors Bancorp, Inc. (a)	417,252	6,158,640
	Texas Capital Bancshares, Inc. (a)	125,000	3,965,000
			16,606,736
	Communications Equipment 1.5%
	Harmonic, Inc. (a)	1,035,435	6,078,003

	Computers & Peripherals 1.4%
	Diebold, Inc.	185,100	5,865,819

	Containers & Packaging 1.0%
	Silgan Holdings, Inc.	98,750	4,104,050

	Diversified Consumer Services 1.5%
	Service Corp. International	565,350	6,275,385

	Diversified Financial Services 1.3%
	CBOE Holdings, Inc.	213,300	5,458,347

	Diversified Telecommunication Services 0.9%
	Lumos Networks Corp.	259,025	3,893,146

	Electric Utilities 3.7%
¤	Great Plains Energy, Inc.	366,600	7,559,292
¤	Westar Energy, Inc.	267,000	7,593,480
			15,152,772
	Electronic Equipment & Instruments 2.1%
	DTS, Inc. (a)	131,416	3,723,015
	MTS Systems Corp.	108,550	4,981,360
			8,704,375
	Energy Equipment & Services 1.6%
	Cal Dive International, Inc. (a)	784,250	2,360,593
	Dril-Quip, Inc. (a)	61,200	4,037,364
			6,397,957
	Food Products 3.2%
¤	Corn Products International, Inc.	166,600	9,244,634
	Flowers Foods, Inc.	197,650	3,824,527
			13,069,161
	Health Care Equipment & Supplies 5.0%
	Alere, Inc. (a)	105,750	2,553,863
	Haemonetics Corp. (a)	86,300	5,606,048
	SonoSite, Inc. (a)	114,750	6,186,172
	Teleflex, Inc.	97,900	5,990,501
			20,336,584
	Health Care Providers & Services 2.5%
	Bio-Reference Laboratories, Inc. (a)	250,325	4,843,789
	PSS World Medical, Inc. (a)	217,250	5,272,657
			10,116,446

	Hotels, Restaurants & Leisure 2.1%
	Multimedia Games, Inc. (a)	448,923	3,389,369
	Shuffle Master, Inc. (a)	418,500	5,356,800
			8,746,169
	Household Durables 0.8%
	Ryland Group, Inc. (The)	179,750	3,271,450

	Insurance 1.6%
	Arthur J. Gallagher & Co.	194,700	6,491,298

	IT Services 3.4%
	Forrester Research, Inc. (a)	131,562	4,596,776
¤	NeuStar, Inc. Class A (a)	255,400	9,324,654
			13,921,430
	Machinery 11.6%
	Actuant Corp. Class A	77,600	1,967,160
	Harsco Corp.	246,350	5,476,360
	Kaydon Corp.	107,600	3,671,312
¤	Kennametal, Inc.	180,989	7,802,436
¤	Mueller Industries, Inc.	197,300	8,722,633
	Navistar International Corp. (a)	52,400	2,268,396
	Wabtec Corp.	107,281	7,379,860
¤	Woodward, Inc.	237,150	9,955,557
			47,243,714
	Multi-Utilities 3.2%
	NSTAR	126,774	5,695,956
	Vectren Corp.	254,450	7,274,725
			12,970,681
	Pharmaceuticals 2.3%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	250,650	9,316,661

	Professional Services 0.8%
	Resources Connection, Inc.	262,600	3,261,492

	Real Estate Investment Trusts 1.1%
	Tanger Factory Outlet Centers, Inc.	147,900	4,363,050

	Road & Rail 2.2%
	Con-way, Inc.	142,750	4,530,885
	Genesee & Wyoming, Inc. Class A (a)	72,040	4,473,684
			9,004,569
	Semiconductors & Semiconductor Equipment 1.7%
	Teradyne, Inc. (a)	301,250	4,925,437
	Veeco Instruments, Inc. (a)	76,150	1,858,822
			6,784,259
	Software 1.7%
	Progress Software Corp. (a)	182,250	4,251,893
	Solera Holdings, Inc.	59,600	2,847,092
			7,098,985
	Specialty Retail 5.6%
	Express, Inc. (a)	315,600	6,829,584
	JoS. A. Bank Clothiers, Inc. (a)	98,525	4,704,569
	Monro Muffler Brake, Inc.	115,770	4,855,394
	Sonic Automotive, Inc.	309,300	4,821,987
	Stage Stores, Inc.	117,317	1,804,335
			23,015,869
	Textiles, Apparel & Luxury Goods 4.3%
	G-III Apparel Group, Ltd. (a)	177,250	4,046,618
	Iconix Brand Group, Inc. (a)	248,450	4,573,964
	Perry Ellis International, Inc. (a)	190,450	2,959,593
	Warnaco Group, Inc. (The) (a)	100,050	5,827,912
			17,408,087
	Thrifts & Mortgage Finance 2.6%
	BankUnited, Inc.	220,900	5,060,819
	Brookline Bancorp, Inc.	599,200	5,554,584
			10,615,403
	Wireless Telecommunication Services 1.1%
	NTELOS Holdings Corp.	198,425	4,530,043

	Total Common Stocks (Cost $317,190,171)		376,810,271

	Exchange Traded Funds 3.3% (b)
¤	iShares Russell 2000 Index Fund	118,450	9,365,841
	iShares Russell 2000 Value Index Fund	58,650	4,108,433

	Total Exchange Traded Funds (Cost $11,916,352)		13,474,274

		Principal Amount	Value
	Short-Term Investment 5.3%
	Repurchase Agreement 5.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $21,425,390 (Collateralized by a Federal National Mortgage Association security with a rate of 0.60% and a maturity date of 10/25/13, with a Principal Amount of $21,720,000 and a Market Value of $21,856,836)	$21,425,384	21,425,384

	Total Short-Term Investment (Cost $21,425,384)		21,425,384

	Total Investments (Cost $350,531,907) (c)	100.8%	411,709,929
	Other Assets, Less Liabilities	(0.8)	(3,197,860)
	Net Assets	100.0%	$408,512,069

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At January 31, 2012, cost is $351,771,216 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$78,588,458
	Gross unrealized depreciation	(18,649,745)
	Net unrealized appreciation	$59,938,713

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$376,810,271	$—	$—	$376,810,271
Exchange Traded Funds	13,474,274	—	—	13,474,274
Short-Term Investment
Repurchase Agreement	—	21,425,384	—	21,425,384
Total Investments in Securities	$390,284,545	$21,425,384	$—	$411,709,929

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2012 Unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2012 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2012, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are principally traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments maturing in more than 60 days are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At January 31, 2012, the Balanced Fund held securities with a value of $18, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. At January 31, 2012, foreign equity securities held by the Balanced Fund were not fair valued in such a manner.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	March 29, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 29, 2012